Remeasurement items affecting operating profit (Details) R in Millions		12 Months Ended
	Jun. 30, 2025 ZAR (R) MT / yr R / $	Jun. 30, 2025 ZAR (R) MT / yr R / $	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 ZAR (R) MT / yr MW	Jun. 30, 2018 ZAR (R)	Dec. 31, 2050 $ / T	Dec. 31, 2030
Remeasurement items
Targeted reduction of greenhouse gas (GHG) emission by 2030	30.00%	30.00%
Escalated tax rates for Scope 1 GHG emissions | $ / T						55
Increase (decrease) in basic tax free emission allowance for every five years							(3.00%)
Impairment loss (reversal of impairment loss)		R 20,658	R 74,886	R 33,649
Secunda liquid fuels refinery | Fuels
Remeasurement items
Targeted production volumes assumed by emission reduction roadmap in 2030 | MT / yr	7	7		6.7
Targeted production volumes assumed by emission reduction roadmap from 2034 | MT / yr	6.4	6.4
Increase (decrease) in price of Brent crude for impairment calculations	10.00%	10.00%
Increase (decrease) in recoverable amount of CGU due to change in the price of Brent crude	R 26,000	R 26,000
Increase (decrease) in exchange rate for impairment calculations | R / $	(1)	(1)
Increase (decrease) in recoverable amount of CGU due to change in exchange rate	R 17,200	R 17,200
Increase (decrease) in volumes for impairment calculations	1.00%	1.00%
Increase (decrease) in recoverable amount of CGU due to change in volumes	R 1,285	R 1,285
Weighted average cost of capital for impairment calculations	14.50%	14.50%
Targeted reduction of greenhouse gas (GHG) emission by 2030				30.00%
Targeted integrating of renewable energy into operations by 2030 | MW				1,200
Impairment loss (reversal of impairment loss)		R 11,831	7,803	R 35,316
Sasolburg liquid fuels refinery | Fuels
Remeasurement items
Weighted average cost of capital for impairment calculations	14.50%	14.50%
Impairment loss (reversal of impairment loss)		R 1,256	637
Production Sharing Agreement (PSA) | Gas
Remeasurement items
Increase (decrease) in estimated gas volumes		(3.00%)
Increase in WACC for impairment calculations	1.00%	1.00%
Increase (decrease) in value in use due to increase in WACC	R (460)	R (460)
Decrease in WACC for impairment calculations	(1.00%)	(1.00%)
Increase (decrease) in value in use due to decrease in WACC	R 499	R 499
Increase in volumes for impairment calculations	5.00%	5.00%
Increase (decrease) in recoverable amount of CGU due to increase in volumes	R 1,142	R 1,142
Decrease in volumes for impairment calculations	(5.00%)	(5.00%)
Increase (decrease) in recoverable amount of CGU due to decrease in volumes	R (1,121)	R (1,121)
Recoverable amount	R 15,600	15,600
Impairment loss (reversal of impairment loss)		3,142	(1,143)		R 1,100
Polyethylene | Chemicals Africa
Remeasurement items
Impairment loss (reversal of impairment loss)			4,110
Sasolburg Chlor-Alkali and PVC | Chemicals Africa
Remeasurement items
Impairment loss (reversal of impairment loss)		463	645
Sasolburg Wax | Chemicals Africa
Remeasurement items
Weighted average cost of capital for impairment calculations				14.66%
Impairment loss (reversal of impairment loss)		364	524	R 932
Ethane value chain (Alc/Alu/EO/EG) | Chemicals America
Remeasurement items
Impairment loss (reversal of impairment loss)			58,942
Sasol Italy Care Chemicals (CC) | Chemicals Eurasia
Remeasurement items
Impairment loss (reversal of impairment loss)		R 3,258	2,037
Sasol China Care Chemicals (CC) | Chemicals Eurasia
Remeasurement items
Number of years of projections of volume and earnings were met	2 years
Weighted average cost of capital for impairment calculations	9.90%	9.90%		9.21%
Recoverable amount	R 3,200	R 3,200
Impairment loss (reversal of impairment loss)		(1,168)		R 876
Tetramerization | Chemicals America
Remeasurement items
Weighted average cost of capital for impairment calculations				8.33%
Impairment loss (reversal of impairment loss)				R (3,645)
Other (net)
Remeasurement items
Impairment loss (reversal of impairment loss)		R 270	R 1,331	R 170